SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at January 1, 2024	5,679,775
Granted	355,000
Exercised	(76,875)
Forfeited and cancelled	(667,275)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number	5,290,625	5,679,775
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,203,333
Weighted-average exercise price
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 6.9
Weighted-average grant-date fair value of options granted	5.6
Exercised	6.4
Forfeited and cancelled	9.1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price	6.6	$ 6.9
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 6.9
Weighted-average remaining contractual term
Outstanding at December 31, 2024	3 years 7 months 6 days	4 years 2 months 12 days
Exercisable as of December 31, 2024	2 years 9 months 18 days
Aggregate intrinsic value
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 1,060	$ 817
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 268